Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details) - 6 months ended Jun. 30, 2022	shares $ / shares	shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, beginning of year | shares	172,735	172,735
Number Of Warrants Cancelled | shares	(168,735)	(168,735)
Number of warrants, end of period | shares	4,000	4,000
Weighted average exercise price, beginning of year | $ / shares	$ 84.33
Weighted Average Exercise Price, Cancelled | $ / shares	15.21
Weighted average exercise price, end of period | $ / shares	$ 3,000.07
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, end of period | shares	7,894,734	7,894,734
Weighted average exercise price, end of period | $ / shares		$ 5.5